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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-05291
                                   ---------

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


               C/O U.S. BANK ONE FEDERAL STREET, BOSTON, MA 02110
            -------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                               DIANA J. KENNEALLY
                        US BANK CORPORATE TRUST SERVICES
                      ONE FEDERAL STREET, BOSTON, MA 02110
                    ----------------------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code: 617-603-6406
                                                    ------------
Date of fiscal year end: November 30
                         -----------

Date of reporting period: June 1, 2004 -- August 31, 2004
                          -------------------------------

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ITEM 1. SCHEDULE OF INVESTMENTS


                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                 August 31, 2004

                          (Dollar Amounts in Thousands)

                                   (Unaudited)

Outstanding                                                 Stated                      Internal
 Principal                                                 Interest      Maturity        Rate of        Amortized
  Balance              Description                           Rate %         Date       Return % (B)        Cost
------------    ---------------------------------------   ----------    ----------    --------------   -------------
                COLLEGE AND UNIVERSITY LOANS (65.9%)
                 ---------- ALABAMA --------
     $88        Birmingham-Southern College                   3.00      10/01/2006        12.48              $81
     272        Birmingham-Southern College                   3.00      10/01/2010        12.47              207
      10        Stillman College                              3.00      02/01/2007        13.24                9
   1,486        University of Alabama                         3.00      05/01/2021        12.27              799
     207        University of Montevallo                      3.00      05/01/2023        12.30              104
                 ---------- CALIFORNIA --------
     603        Azusa Pacific University                      3.00      04/01/2017        12.96              348
   1,460        California State University                   3.00      11/01/2012        10.57            1,096
      60        Foothill College                              3.00      10/01/2006        11.76               54
     245        Monterey Peninsula College                    3.00      10/01/2018        11.95              147
     335        San Diego State University                    3.00      11/01/2021        11.93              183
     700        San Francisco State University                3.00      11/01/2021        11.93              383
      73        Scripps College                               3.00      10/01/2005        12.51               69
                 ---------- FLORIDA --------
      90        Florida Atlantic University                   3.00      07/01/2006        11.85               76
      17        Florida Institute of Technology               3.00      02/01/2006        13.17               15
     113        University of Florida                         3.00      01/01/2005        12.51              104
    1,450       University of South Florida                   3.00      07/01/2013        11.97              954
                 ---------- HAWAII --------
      400       University of Hawaii at Manoa                 3.00      10/01/2006        11.76              360
                 ---------- ILLINOIS --------
      440       Concordia College                             3.00      05/01/2011        12.64              327
                 ---------- INDIANA --------
      150       Anderson College                              3.00      03/01/2010        13.02              112
      390       Taylor University                             3.00      10/01/2010        12.45              296
    1,350       University of Notre Dame                      3.00      04/01/2018        12.95              756
                 ---------- IOWA --------
      770       Drake University                              3.00      10/01/2012        12.71              539
                 ---------- KANSAS --------
      210       Emporia State University                      3.00      04/01/2009        12.33              167
                Kansas Newman College                         3.00      04/01/2006        13.10               37
                 ---------- LOUISIANA --------
      345       Grambling State University                  3.00-3.75   10/01/2005        11.70              323
      445       Xavier University                             3.00      10/01/2017        12.54              260



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
Outstanding                                                 Stated                      Internal
 Principal                                                 Interest      Maturity        Rate of        Amortized
  Balance              Description                           Rate %         Date       Return % (B)        Cost
------------    ---------------------------------------   ----------    ----------    --------------   -------------
                 ---------- MARYLAND --------
$1,050           Western Maryland College                     3.00      11/01/2016        12.44             $648
                 ---------- MASSACHUSETTS --------
   176           Atlantic Union College                       3.00       5/01/2023        12.68               87
   738           Boston University                            3.00      12/31/2022        11.87              379
   269           Dean Junior College                          3.00      04/01/2016        12.96              165
    51           Hampshire College                            3.00      11/01/2006        12.43               46
   104           Springfield College                          3.00      05/01/2011        12.59               77
    86           Tufts University                            3.625      10/01/2004        12.47               84
                 ---------- MICHIGAN --------
 1,020           Albion College                               3.00      10/01/2015        12.51              644
   290           Alma College                                 3.00      04/01/2010        11.87              223
 2,871           Finlandia University (A)                     3.00      08/01/2014        12.70              459
   594           Michigan State University                    3.00      05/01/2020        10.96              356
                 ---------- MINNESOTA --------
 1,020           Augsburg College                             3.00      04/01/2016        12.95              608
   445           College of St. Thomas                        3.00      04/01/2017        12.95              258
                 ---------- MISSISSIPPI --------
   150           Jackson State University                     3.00      01/01/2007        12.50              127
    40           Mississippi Valley State                     3.00      07/01/2008        11.89               31
   103           Tougaloo College                             3.00      06/01/2021        12.44               52
                 ---------- MISSOURI --------
   273           Missouri Southern State College              3.00      12/01/2008        10.56              222
   164           Missouri Western State College               3.00      10/01/2008        11.77              137
   190           Southeast Missouri State                     3.50      04/01/2005        12.32              177
                 ---------- NEBRASKA --------
    92           University of Nebraska                       3.00      07/01/2013        10.59               65
                 ---------- NEW HAMPSHIRE --------
   260           Daniel Webster College                       3.00      04/01/2019        12.99              141
   283           New England College                         3.625      10/01/2013        12.37              200
   795           New England College                          3.00      04/01/2019        12.96              433
   463           Rivier College                              3.625      04/01/2014        12.78              310
                 ---------- NEW JERSEY --------
    94           Fairleigh Dickinson University               3.00      11/01/2020        12.09               52
   180           Montclair State College                      3.00      07/01/2008        11.32              143


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
Outstanding                                                 Stated                      Internal
 Principal                                                 Interest      Maturity        Rate of        Amortized
  Balance              Description                           Rate %         Date       Return % (B)        Cost
------------    ---------------------------------------   ----------    ----------    --------------   -------------
                 ---------- NEW YORK --------
 $177             Alfred University                           3.00       11/01/2007        12.41             $152
  454             Long Island University                      3.00       06/01/2016        12.34              269
  203             Long Island University                      3.75       10/01/2005        12.42              190
  934             Sarah Lawrence College                      3.00       11/01/2021        12.64              496
                 ---------- NORTH CAROLINA --------
   87             Montreat-Anderson College                   3.00       12/01/2019        12.19               48
  405             North Carolina State University             3.00       09/01/2006         8.02              379
1,075             University of North Carolina                3.00       01/01/2018        11.49              649
                 ---------- OHIO --------
1,435            Case Western Reserve University              3.00       04/01/2016        10.54              958
  650            Kent State University                        3.00       12/01/2008        10.55              532
   81            Riverside Hospital                           3.00       04/01/2007        13.09               69
  186            University of Steubenville                  3.375       04/01/2012        12.88              130
  250            University of Steubenville                   3.00       04/01/2017        12.96              144
                 ---------- PENNSYLVANIA --------
  472            Carnegie - Mellon University                 3.00       11/01/2017        10.45              310
  540            Harcum Junior College                        3.00       11/01/2015        12.44              345
  310            Haverford College                           3.625       11/01/2013        12.29              217
   60            Susquehanna University                       3.00       11/01/2006        12.44               54
  310            Susquehanna University                      3.625       11/01/2014        12.32              212
   99            Swarthmore College                           3.00       11/01/2013        12.30               66
  358            Temple University                           3.375       11/01/2014        11.99              249
                 ---------- RHODE ISLAND --------
  306            Community College of Rhode Island            3.00       04/01/2018        12.10              184
                 ---------- SOUTH CAROLINA --------
   34            Benedict College                             3.00       11/01/2006        12.42               30
  715            College of Charleston                        3.00       07/01/2016        12.02              431
  683            Morris College                               3.00       11/01/2013        12.42              465
                 ---------- SOUTH DAKOTA --------
   34            Black Hills State College                    3.00       10/01/2005        11.76               32
   46            Black Hills State College                    3.00       10/01/2007        11.77               40
                 ---------- TENNESSEE --------
  103            Bryan College                                3.00       02/01/2010        12.68               76
  154            Vanderbilt University                        3.00       08/01/2005        10.69              135
  368            Vanderbilt University                        3.00       06/30/2009        10.39              296



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
Outstanding                                                 Stated                      Internal
 Principal                                                 Interest      Maturity        Rate of        Amortized
  Balance              Description                           Rate %         Date       Return % (B)        Cost
------------    ---------------------------------------   ----------    ----------    --------------   -------------
                 ---------- TEXAS --------
$ 438             Jarvis Christian College                    3.00        04/01/2019        12.96             $239
  123             Laredo Junior College                       3.00        08/01/2009        11.82               93
  136             St. Edward's University                    3.625        04/01/2013        12.80               94
  105             Texas College                               3.00        04/01/2007        13.09               89
  473             Texas Tech University                      3.625        03/01/2013        10.80              348
3,145             Texas Tech University                    3.375-3.50     03/01/2012        10.83            2,372
                 ---------- VERMONT --------
1,010            Middlebury College                           3.00        04/01/2018        12.87              616
   80            St. Michael's College                        3.00        04/01/2008        13.06               67
2,270            University of Vermont                        3.00        10/01/2019        12.19            1,287
                 ---------- VIRGINIA --------
1,390            Old Dominion University                      3.00        06/01/2013        11.70              922
                 ---------- WASHINGTON --------
   80            Western Washington University                3.00        10/01/2007        11.16               70
                 ---------- VIRGIN ISLANDS --------
   97            College of the Virgin Islands                3.00        10/01/2004        11.83               95
----------                                                                                               ---------
43,428           Total College and University Loans                                                         27,380
----------

                 Allowance for Loan Losses                                                                     860
                                                                                                         ---------

                 Net Loans of the Trust                                                                     26,520
                                                                                                         ---------


                INVESTMENT AGREEMENTS (34.1%)

 2,600          FNMA #787 Liquidity Fund                      8.00        12/01/2014         8.00            2,600
11,144          FNMA #786 Revenue Fund                        5.00        12/01/2014         5.00           11,144
----------                                                                                               ---------
13,744          Total Investment Agreements                                                                 13,744
----------                                                                                               ---------
$57,172         Total Investments (100.0%)                                                                 $40,264
==========                                                                                               =========

(A) This institution has been placed on nonaccrual status as more fully described in Notes 2(e) and 6.

(B) Represents the rate of return based on the contributed cost and the amortization to maturity.


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ITEM 2. CONTROLS AND PROCEDURES

     (a)  Not applicable to the registrant.

     (b)  Not applicable to the registrant.

ITEM 3. EXHIBITS

The following exhibits are attached to this Form N-Q:

     1) Certification by the registrant's Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

     2) Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.

     3) Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP, is attached.

     4) GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) College and University Facility Loan Trust One
             ----------------------------------------------

By (Signature and Title)* /s/ Diana J. Kenneally Assistant Vice President
                          -----------------------------------------------

Date October 29, 2004
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Diana J. Kenneally Assistant Vice President
                          -----------------------------------------------

Date October 29, 2004
     ----------------

* Print the name and title of each signing officer under his or her signature.